Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Subsequent Events

We have evaluated subsequent events through the filing date of this Form 10-Q and have determined that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosure in the notes thereto, other than as discussed in the accompanying notes.

Appointment of Interim Chief Financial Officer

On October 13, 2015, the Board of Directors of the Company appointed Maria Tellez to be the Interim Chief Financial Officer of the Company, effective immediately.

Filing of Registration Statement on Form S-1

On October 26, 2015, the Company filed a Registration Statement on Form S-1 to begin the process of conducting a rights offering. The purpose of the rights offering is to raise equity capital in a cost-effective manner that allows all shareholders to participate.

Private Placement Offering

On February 17, 2015, the Company completed a private placement offering (“the Offering”) of units of the Company’s securities (the “Units”) at a price of $0.325 per Unit, with each Unit consisting of one share of the Company’s common stock, par value $0.0001 per share. In connection with the Offering, the Company entered into subscription agreements with eighteen (18) accredited investors and one (1) non-accredited investor (the “Investors”), pursuant to which the Company sold to the Investors, for an aggregate purchase price of $3,581,880, a total of 11,021,170 Units, consisting of 11,021,170 shares of common stock.

The Company utilized the services of a FINRA registered placement agent (the “Placement Agent”) for the Offering. In connection with the Offering, the Company paid an aggregate cash fee of $34,827 to the Placement Agent and shall issue to the Placement Agent five-year stock options to purchase up to 107,160 shares of common stock at an exercise price of $0.325 per share. The net proceeds to the Company from the Offering, after deducting the foregoing cash fee and other expenses related to the Offering, are expected to be approximately $3,547,053.

Recent Stock Issuances

From January 1, 2015, to March 30, 2015, the Company issued an aggregate of 245,096 shares of common stock, of which 220,692 shares were issued pursuant to the Company’s Equity Incentive Program, as described in a Form 8-K filed by the Company with the SEC on December 24, 2014, and 24,404 shares were issued as severance pay to two departing employees. All shares of common stock issued are restricted under Rule 144 promulgated under the Securities Act.